Document and Entity Information	6 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Propanc Biopharma, Inc.
Entity Central Index Key	0001517681
Document Type	S-1
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Trading Symbol	PPCB
Document Fiscal Year Focus	2019